AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 16, 2000

                                                      REGISTRATION NO. 333-03137
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM S-6
                             ----------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--209
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         388 GREENWICH
      INCORPORATED                                       STREET--23RD FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10013
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051
  PRUDENTIAL SECURITIES    PAINEWEBBER INCORPORATED   DEAN WITTER REYNOLDS INC.
      INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
   ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013
   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 13, 2000.

Check box if it is proposed that this filing will become effective on August 16, 2000 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--209
                           (A UNIT INVESTMENT TRUST)

                           - CALIFORNIA, COLORADO, MISSOURI AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated August 25, 2000.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MAY 31, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
California Insured Portfolio--
  Risk/Return Summary.............................    3
Colorado Insured Portfolio--
  Risk/Return Summary.............................    6
Missouri Portfolio--
  Risk/Return Summary.............................    9
New York Insured Portfolio--
  Risk/Return Summary.............................   12
What You Can Expect From Your Investment..........   17
  Monthly Income..................................   17
  Return Figures..................................   17
  Records and Reports.............................   17
The Risks You Face................................   18
  Interest Rate Risk..............................   18
  Call Risk.......................................   18
  Reduced Diversification Risk....................   18
  Liquidity Risk..................................   18
  Concentration Risk..............................   18
  State Concentration Risk........................   20
  Bond Quality Risk...............................   22
  Insurance Related Risk..........................   22
  Litigation and Legislation Risks................   23
Selling or Exchanging Units.......................   23
  Sponsors' Secondary Market......................   23
  Selling Units to the Trustee....................   23
  Exchange Option.................................   24
How The Fund Works................................   24
  Pricing.........................................   24
  Evaluations.....................................   25
  Income..........................................   25
  Expenses........................................   25
  Portfolio Changes...............................   26
  Fund Termination................................   26
  Certificates....................................   26
  Trust Indenture.................................   26
  Legal Opinion...................................   27
  Auditors........................................   27
  Sponsors........................................   27
  Trustee.........................................   28
  Underwriters' and Sponsors' Profits.............   28
  Public Distribution.............................   28
  Code of Ethics..................................   28
  Year 2000 Issues................................   29
Taxes.............................................   29
Supplemental Information..........................   31
Financial Statements..............................  D-1

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CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,610,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 93% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                14%
/ /General Obligation                                      2%
/ /Hospitals/Health Care                                  38%
/ /Corporate Utilities                                     6%
/ /Lease Rental Appropriation                             16%
/ /Refunded Bonds                                          5%
/ /Special Tax Issues                                     19%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.37
Annual Income per unit:                             $52.47
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.44
Organization Costs                                   $0.20
Other Operating Expenses                             $0.66
                                                     -----
TOTAL                                                $2.54

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               5.23%   5.37%     5.80%          5.64%   6.56%     6.30%
Average            0.98    4.35      5.55           3.01    5.41      6.12
Low               -1.04    2.54      5.29           1.55    3.30      5.88
----------------------------------------------------------------------------
Average
Sales fee          2.05%   5.27%     5.65%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $982.06
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

COLORADO INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,940,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                17%
/ /Hospitals/Health Care                                  36%
/ /Industrial Development Revenue                         17%
/ /Municipal Water/Sewer Utilities                        17%
/ /Universities/Colleges                                  13%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF COLORADO SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO COLORADO WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.35
Annual Income per unit:                             $52.28
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.54
Evaluator's Fee                                      $0.42
Organization Costs                                   $0.20
Other Operating Expenses                             $0.52
                                                     -----
TOTAL                                                $2.37

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $940.77
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Colorado state and local personal income taxes if you live in Colorado.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MISSOURI PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $4,150,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 52% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Housing                                                13%
/ /Lease Rental Appropriation                             36%
/ /Refunded Bonds                                         18%
/ /Municipal Electric Utilities                           15%
/ /Universities/Colleges                                  18%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in lease rental bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MISSOURI SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MISSOURI WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.31
Annual Income per unit:                             $51.81
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.28
Organization Costs                                   $0.20
Other Operating Expenses                             $0.46
                                                     -----
TOTAL                                                $2.19

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR MISSOURI PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Missouri Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/98.

            WITH SALES FEE     NO SALES FEE
            1 YEAR  5 YEARS  1 YEAR   5 YEARS
---------------------------------------------
High        5.26%    4.68%    8.84%    5.51%
Average     3.37     4.34     6.42     5.20
Low         2.17     3.87     3.99     4.73
---------------------------------------------
Average
Sales fee   2.99%    4.25%
---------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $951.66
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Missouri state and local personal income taxes if you live in Missouri.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,075,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - The Fund is concentrated in refunded bonds.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Hospitals/Health Care                                  21%
/ /Industrial Development Revenue                         20%
/ /Lease Rental                                            8%
/ /Municipal Water/Sewer Utilities                        20%
/ /Refunded Bonds                                         31%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.53
Annual Income per unit:                             $54.47
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.37
Organization Costs                                   $0.20
Other Operating Expenses                             $0.57
                                                     -----
TOTAL                                                $2.38

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               7.07%   5.27%     6.26%          7.16%   6.45%     6.85%
Average            0.81    4.03      5.80           2.86    5.06      6.38
Low               -2.59    2.35      5.52          -0.14    3.22      6.11
----------------------------------------------------------------------------
Average
Sales fee          2.07%   5.11%     5.78%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,000.61
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,050     20.10   3.75   4.38   5.01    5.63    6.26    6.88    7.51    8.14    8.76    9.39   10.01
$ 26,251- 63,550  $ 43,851-105,950     34.70   4.59   5.36   6.13    6.89    7.66    8.42    9.19    9.95   10.72   11.48   12.25
$ 63,551-132,600  $105,951-161,450     37.42   4.79   5.59   6.39    7.19    7.99    8.79    9.59   10.39   11.19   11.98   12.78
$132,601-288,350  $161,451-288,350     41.95   5.17   6.03   6.89    7.75    8.61    9.47   10.34   11.20   12.06   12.92   13.78
   OVER $288,350     OVER $288,350     45.22   5.48   6.39   7.30    8.21    9.13   10.04   10.95   11.87   12.78   13.69   14.60

                             FOR COLORADO RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                        TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%    8.%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     19.04   4.94   5.56   6.18    6.79    7.41    8.03    8.65    9.26    9.88
$ 26,251- 63,550  $ 43,851-105,950     31.42   5.83   6.56   7.29    8.02    8.75    9.48   10.21   10.94   11.67
$ 63,551-132,600  $105,951-161,450     34.28   6.09   6.85   7.61    8.37    9.13    9.89   10.65   11.41   12.17
$132,601-288,350  $161,451-288,350     39.04   6.56   7.38   8.20    9.02    9.84   10.66   11.48   12.30   13.12
   OVER $288,351     OVER $288,351     42.47   6.95   7.82   8.69    9.56   10.43   11.30   12.17   13.04   13.91

                             FOR MISSOURI RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                        TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     19.37   4.96   5.58   6.20    6.82    7.44    8.06    8.68    9.30    9.92
$ 26,251- 63,550  $ 43,851-105,950     31.16   5.81   6.54   7.26    7.99    8.72    9.44   10.17   10.89   11.62
$ 63,551-132,600  $105,951-161,450     33.90   6.05   6.81   7.56    8.32    9.08    9.83   10.59   11.35   12.10
$132,601-288,350  $161,451-288,350     38.50   6.50   7.32   8.13    8.94    9.76   10.57   11.38   12.19   13.01
   OVER $283,351     OVER $288,351     41.82   6.88   7.73   8.59    9.45   10.31   11.17   12.03   12.89   13.75

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     23.94   5.26   5.92   6.57    7.23    7.89    8.55    9.20    9.86   10.52
$ 26,251- 63,550  $ 43,851-105,950     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 26,251- 63,550  $ 43,851-105,950     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$ 63,551-132,600  $105,951-161,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$132,601-288,350  $161,451-288,350     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $288,350     OVER $288,350     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,850     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 26,251- 63,550  $ 43,851-105,950     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 63,551-132,600  $105,951-161,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$132,601-288,350  $161,451-288,350     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $288,350     OVER $288,350     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual        Estimated
Interest Income   -  Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the California and Colorado Portfolios' concentrations in hospital and health care bonds.

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;

  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Missouri Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:

  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the New York Portfolio's concentration in refunded bonds. Refunded bonds are typically:

  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Here is what you should know about the             Portfolio's concentration in
airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:

  - user fees from ports and airports;
  - tolls on turnpikes and bridges;
  - rents from buildings; and
  - additional financial resources including

    -- federal and state subsidies,
    -- lease rentals paid by state or local governments, or -- the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:

  - increased competition;
  - excess capacity; and
  - increased fuel costs.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISK

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.
  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.
  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.
  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.
  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.
  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

COLORADO RISKS

GENERALLY

Colorado has experienced above-average economic growth for the last ten years, and its unemployment rate has been below the national average. This has been due in large part to above-average population growth, job growth and net migration into the state. However, both net migration and job growth have slowed recently, and any further slowdown could hurt Colorado's future economic performance.

The most important sectors of Colorado's economy, other than state government, are:

  - service;
  - trade;
  - manufacturing; and
  - tourism.

STATE AND LOCAL GOVERNMENT

The 1992 TABOR amendment to the Colorado Constitution restricts the ability of the state and its subdivisions to increase taxes, revenues, debt and spending in the following ways:

  - state and local spending is capped at the prior year's spending, with some adjustments, unless voters approve an increase;
  - excess revenues must be refunded;
  - voter approval is required for any new tax, tax increase or, with some exceptions, new debt;
  - certain new taxes are prohibited entirely; and
  - the state and local entities must establish emergency reserves, and can reduce or end spending on any programs (other than public education) if necessary.

These restrictions could hurt the financial condition of the state and its subdivisions, especially in times of slow economic growth.

The effect of TABOR on government finance has been very significant, but it is impossible to predict how it will affect the bonds held by the Fund.

An initiated amendment to TABOR will appear on the November, 2000 statewide general election ballot. If passed it would require reductions in several types of tax including the property tax and would adversely affect the issuers of bonds held by the fund.

Short-term notes being issued by Colorado in 2000 received the highest possible short-term ratings by Standard & Poor's and Fitch, but because of their term and specific payment source these ratings should not be considered indicative of the state's general financial condition.

MISSOURI RISKS

GENERALLY

Defense-related businesses are a significant part of the Missouri economy, and changes in the industry could hurt the state's economy. Risks specific to Missouri include the following:

  - The Boeing Company's McDonnell Defense Systems, based in St. Louis, is the state's largest employer; and
  - the number of people employed by McDonnell Defense Systems in Missouri has dropped 30% over the last five years, and any further reductions in defense spending or the shift of production operations out of Missouri could hurt Missouri, and St. Louis in particular, more than other areas.

STATE AND LOCAL GOVERNMENT

Certain state and federal laws affect taxation and spending by the state of Missouri and its local governments. For example:

  - the state constitution limits the amount of taxes, licenses and fees that Missouri and its local governments can impose without voter approval, even if needed to pay debt obligations; and
  - court-mandated funding for school desegregation in St. Louis and Kansas City accounts for as much as 5% of the state's total spending.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:

  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges [and the organizational expenses] you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

COLORADO TAXES

In the opinion of Holme Roberts & Owen LLP, Denver, Colorado, special counsel on Colorado tax matters:

1. The Colorado Trust will be treated as a trust and will not be taxable as a corporation. Income of the Colorado Trust will be treated as income of its investors in the same manner as for federal income tax purposes.
2. You will be treated as receiving your pro rata share of interest on each bond in the Colorado Trust when it is received by the Colorado Trust. Interest on bonds in the Colorado Trust that would be exempt from

Colorado income tax if paid directly to you will be treated as exempt from Colorado income tax when received by the Colorado Trust and distributed to you.
3. You will be treated as recognizing gain or loss when the Colorado Trust disposes of a bond or when you dispose of all or a portion of your units in the Colorado Trust, whether by sale, exchange, redemption or payment at maturity, in the same manner as for federal income tax purposes. The amount of such gain or loss is determined by reference to the amount of such gain or loss for federal income tax purposes.
4. Interest on indebtedness you incur or continue to purchase or carry units in the Colorado Trust is not deductible for Colorado income tax purposes to the extent it is not deductible for federal income tax purposes.

Under the income tax laws of Colorado, the Trust will not be taxed as a corporation and the income of the Trust will be your income in proportion to your ownership of units. Your interest income from bonds owned by the Trust is exempt from Colorado income tax to the same extent as if it were paid directly to you. If the Trust disposes of bonds, you will have a gain or loss in proportion to your ownership of units in the Trust. If you borrow to purchase units, you will probably not be able to deduct the interest you pay. You should consult your tax adviser regarding these matters.

MISSOURI TAXES

In the opinion of Bryan Cave LLP, Kansas City, Missouri, special counsel on Missouri tax matters:

So long as the Fund is not taxed as a corporation for federal income tax purposes it will not be taxed as a corporation under the income tax laws of the State of Missouri. If you are a Missouri income taxpayer, your income from the Fund will not be tax-exempt in Missouri unless, and only to the extent that, your share of the interest income of the Fund is derived from bonds the interest on which is exempt from taxation for Missouri income tax law purposes. Depending on where you live, your income from the Fund may be subject to other state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA, COLORADO, MISSOURI AND NEW YORK
TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 209 (California, Colorado, Missouri and New
  York Trusts)
  Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 209 (California, Colorado, Missouri and New York Trusts) Defined Asset Funds, including the portfolios, as of May 31, 2000 and the related statements of operations and of changes in net assets for the years ended May 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 209 (California, Colorado, Missouri and New York Trusts) Defined Asset Funds at May 31, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
August 4, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,455,357)(Note 1)......................                  $2,514,157
  Accrued interest receivable......................                      54,026
  Deferred organization costs (Note 5).............                         706
                                                                   _____________

              Total trust property.................                   2,568,889

LESS LIABILITIES:
  Advance from Trustee.............................   $   14,177
  Accrued expenses.................................        2,783         16,960
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,636 units of fractional undivided
    interest outstanding (Note 3)..................    2,542,051
  Undistributed net investment income..............        9,878
                                                    _____________
                                                                     $2,551,929
                                                                   =============
UNIT VALUE ($2,551,929/2,636 units)................                     $968.11
                                                                   =============


                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $158,800     $173,542     $180,729
  Trustee's fees and expenses...............      (4,750)      (5,005)      (3,766)
  Sponsors' fees............................        (934)      (1,416)      (1,656)
  Organizational expenses...................        (707)        (707)        (707)
                                             _________________________________________
  Net investment income.....................     152,409      166,414      174,600
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      12,804       24,898        6,680
  Unrealized appreciation (depreciation)
    of investments..........................    (207,285)     (32,526)     190,696
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (194,481)      (7,628)     197,376
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(42,072)    $158,786     $371,976
                                             =========================================


                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  152,409    $  166,414    $  174,600
  Realized gain on securities sold
    or redeemed...............................      12,804        24,898         6,680
  Unrealized appreciation (depreciation)
    of investments............................    (207,285)      (32,526)      190,696
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (42,072)      158,786       371,976
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (152,289)     (167,259)     (172,346)
  Principal...................................      (9,280)       (8,586)      (11,945)
                                               _________________________________________
  Total distributions.........................    (161,569)     (175,845)     (184,291)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  400, 210 and 288 units, respectively........    (390,587)     (222,586)     (286,555)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (594,228)     (239,645)      (98,870)

NET ASSETS AT BEGINNING OF YEAR...............   3,146,157     3,385,802     3,484,672
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,551,929    $3,146,157    $3,385,802
                                               =========================================
PER UNIT:
  Income distributions during year............      $52.80        $53.27        $52.91
                                               =========================================
  Principal distributions during year.........       $3.20         $2.76         $3.68
                                               =========================================
  Net asset value at end of year..............     $968.11     $1,036.28     $1,043.07
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,636         3,036         3,246
                                               =========================================


                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,636 units at Date of Deposit..............    $2,627,870
      Less sales charge...................................       117,091
                                                           ______________
      Net amount applicable to Holders....................     2,510,779
      Redemptions of units - net cost of 898 units
        redeemed less redemption amounts..................       (42,099)
      Realized gain on securities sold or redeemed........        44,382
      Principal distributions.............................       (29,811)
      Net unrealized appreciation of investments..........        58,800
                                                           ______________

      Net capital applicable to Holders...................    $2,542,051
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $58,800, of which $58,882 related to appreciated securities and $82 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,455,357 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF MAY 31, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of            Face                         Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            _____________               _________        ______  ______ _____________ _____________            ____      ________
 1 State of California, Various            AAA       $  125,000   5.900%   2025(6)      03/01/05         $  124,131    $  131,656
   Purpose General Obligation Bonds                                                     @ 101.000
   (AMBAC Ins.)                                          50,000   5.900    2025         03/01/05             49,653        49,570
                                                                                        @ 101.000

 2 California Hlth. Facs. Fin. Auth.,      AAA          500,000   5.375    2020         07/01/06            457,515       466,535
   Ins. Hosp. Rev. Rfdg. Bonds                                                          @ 102.000
   (Children's Hosp. - San Diego),
   Ser. 1996 (MBIA Ins.)

 3 Redevelopment Agy. of the City of       AAA          500,000   5.250    2019         07/01/03            450,620       464,130
   Concord, Central Concord Redev.                                                      @ 102.000
   Proj., Tax Allocation Bonds, Ser.
   1993 (AMBAC Ins.)

 4 State Pub. Wks. Bd. of the State of     AAA          420,000   5.375    2019         12/01/03            384,707       396,976
   California, Lease Rev. Bonds (Dept.                                                  @ 102.000
   of Corrections) (California State
   Prison - Fresno Cnty., Coalinga),
   Ser. 1993 B (MBIA Ins.)

 5 City of Marysville, CA, Hosp. Rev.      AAA          500,000   5.650    2019         01/01/04            475,555       487,185
   Rfdg. Bonds (The Freemont-Rideout                                                    @ 102.000
   Hlth. Grp.), Ser. 1993 A
   (AMBAC Ins.)

 6 The City of San Diego, Indl. Dev.       AAA          150,000   5.900    2018         06/01/03            148,176       150,966
   Rev. Rfdg. Bonds (San Diego Gas &                                                    @ 102.000
   Elec. Co.), Ser. 1993 A (AMBAC
   Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF MAY 31, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of            Face                         Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            _____________               _________        ______  ______ _____________ _____________            ____      ________

 7 City and Cnty. of San Francisco,        AAA       $  365,000   6.000%   2020         05/01/04         $  365,000    $  367,139
   CA, Arpt. Comm., San Francisco                                                       @ 102.000
   Intl. Arpt., Second Ser. Rev. Bonds
   (Superbay Hangar), Issue 7
   (Financial Guaranty Ins.)

                                                   ______________                                      ______________ ______________
TOTAL                                                $2,610,000                                          $2,455,357    $2,514,157
                                                   ==============                                      ============== ==============

        See Notes to Portfolios on Page D - 27.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (COLORADO TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,755,672)(Note 1)......................                  $2,725,825
  Accrued interest receivable......................                      40,341
  Cash.............................................                       5,686
  Deferred organization costs (Note 5).............                         657
                                                                   _____________

              Total trust property.................                   2,772,509

LESS LIABILITY - Accrued expenses..................                       2,943
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,984 units of fractional undivided
    interest outstanding (Note 3)..................   $2,758,741
  Undistributed net investment income..............       10,825
                                                    _____________
                                                                     $2,769,566
                                                                   =============
UNIT VALUE ($2,769,566/2,984 units)................                     $928.14
                                                                   =============


                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (COLORADO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................   $ 166,763     $176,533     $180,811
  Trustee's fees and expenses...............      (4,871)      (5,081)      (3,777)
  Sponsors' fees............................      (1,050)      (1,444)      (1,601)
  Organizational expenses...................        (656)        (656)        (656)
                                             _________________________________________
  Net investment income.....................     160,186      169,352      174,777
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      (1,275)      12,570        1,718
  Unrealized appreciation (depreciation)
    of investments..........................    (295,087)     (46,095)     186,392
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (296,362)     (33,525)     188,110
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(136,176)    $135,827     $362,887
                                             =========================================


                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (COLORADO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  160,186   $  169,352    $  174,777
  Realized gain (loss) on securities
    sold or redeemed..........................      (1,275)      12,570         1,718
  Unrealized appreciation (depreciation)
    of investments............................    (295,087)     (46,095)      186,392
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................    (136,176)     135,827       362,887
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (159,796)    (169,960)     (172,600)
  Principal...................................     (10,413)      (7,746)
                                               _________________________________________
  Total distributions.........................    (170,209)    (177,706)     (172,600)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  93, 178 and 26 units, respectively..........     (87,794)    (186,509)      (27,004)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (394,179)    (228,388)      163,283

NET ASSETS AT BEGINNING OF YEAR...............   3,163,745    3,392,133     3,228,850
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,769,566   $3,163,745    $3,392,133
                                               =========================================
PER UNIT:
  Income distributions during year............      $52.48       $53.06        $52.71
                                               =========================================
  Principal distributions during year.........       $3.44        $2.42
                                               =========================================
  Net asset value at end of year..............     $928.14    $1,028.19     $1,042.13
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,984        3,077         3,255
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (COLORADO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,984 units at Date of Deposit..............    $2,945,333
      Less sales charge...................................       131,265
                                                           ______________
      Net amount applicable to Holders....................     2,814,068
      Redemptions of units - net cost of 297 units
        redeemed less redemption amounts..................       (20,334)
      Realized gain on securities sold or redeemed........        13,013
      Principal distributions.............................       (18,159)
      Unrealized depreciation of investments..............       (29,847)
                                                           ______________

      Net capital applicable to Holders...................    $2,758,741
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $29,847, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,755,672 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (COLORADO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209
DEFINED ASSET FUNDS

PORTFOLIO OF THE COLORADO TRUST (INSURED)
AS OF MAY 31, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of            of             Face                         Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            _____________               _________        ______  ______ _____________ _____________            ____      ________
 1 Colorado Hlth. Facs. Auth., Hosp.       AAA       $  500,000   5.250%   2026         10/01/06         $  444,710    $  439,860
   Rev. Bonds (the Children's Hosp.                                                     @ 101.000
   Association Proj.), Ser. 1996
   (MBIA Ins.)

 2 Arapahoe Cnty., CO, Cap. Imp. Trust     AAA          500,000   6.150    2026         08/31/05            506,365       502,510
   Fund, Hwy. Rev. Bonds (E-470                                                         @ 103.000
   Proj.), Veh. Registration Fee Bonds
   (MBIA Ins.)

 3 City and Cnty. of Denver, CO, Dept.     AAA          500,000   5.500    2025         11/15/06            465,625       461,455
   of Aviation, Arpt. Sys. Rev. Bonds,                                                  @ 101.000
   Ser. 1996 A (MBIA Ins.)

 4 Mesa Cnty., CO, Rev. Bonds, Ser.        AAA          250,000   5.000    2023         12/01/03            215,052       211,230
   1994 (Sisters of Charity of                                                          @ 102.000
   Leavenworth Hlth. Svc. Corp.)
   (MBIA Ins.)

 5 City of Colorado Springs, CO, Hosp.     AAA          315,000   6.000    2024         12/15/05            315,000       309,828
   Rev. and Rfdg. Bonds, Ser. 1995                                                      @ 102.000
   (MBIA Ins.)

 6 City of Colorado Springs, CO, Util.     AAA          500,000   5.125    2023         11/15/04            441,480       438,010
   Sys. Imp. and Rfdg. Rev. Bonds,                                                      @ 100.000
   Ser. 1994 A (MBIA Ins.)

 7 Colorado Mountain Coll. Residence       AAA          375,000   5.750    2023         06/01/06            367,440       362,932
   Hall Auth., Rev. Bonds, Ser. 1996                                                    @ 101.000
   (MBIA Ins.)

                                                   ______________                                      ______________ ______________
TOTAL                                                $2,940,000                                          $2,755,672    $2,725,825
                                                   ==============                                      ============== ==============

        See Notes to Portfolios on Page D - 27.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,811,290)(Note 1)......................                  $3,843,203
  Accrued interest receivable......................                      63,188
  Cash.............................................                         317
  Deferred organization costs (Note 5).............                       1,010
                                                                   _____________

              Total trust property.................                   3,907,718

LESS LIABILITY - Accrued expenses..................                       3,692
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  4,151 units of fractional undivided
    interest outstanding (Note 3)..................   $3,889,003
  Undistributed net investment income..............       15,023
                                                    _____________
                                                                     $3,904,026
                                                                   =============
UNIT VALUE ($3,904,026/4,151 units)................                     $940.50
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................   $ 241,266     $271,826     $275,550
  Trustee's fees and expenses...............      (5,987)      (6,413)      (4,986)
  Sponsors' fees............................      (1,454)      (2,230)      (2,466)
  Organizational expenses...................      (1,009)      (1,009)      (1,009)
                                             _________________________________________
  Net investment income.....................     232,816      262,174      267,089
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities
    sold or redeemed........................      41,727       20,701
  Unrealized appreciation (depreciation)
    of investments..........................    (425,618)     (51,928)     330,578
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (383,891)     (31,227)     330,578
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(151,075)    $230,947     $597,667
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  232,816   $  262,174   $  267,089
  Realized gain on securities sold
    sold or redeemed..........................      41,727       20,701
  Unrealized appreciation (depreciation)
    of investments............................    (425,618)     (51,928)     330,578
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................    (151,075)     230,947      597,667
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (232,084)    (263,152)    (264,764)
  Principal...................................     (15,159)
                                               _________________________________________
  Total distributions.........................    (247,243)    (263,152)    (264,764)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  707 and 188 units, respectively.............    (688,604)    (195,656)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........  (1,086,922)    (227,861)     332,903

NET ASSETS AT BEGINNING OF YEAR...............   4,990,948    5,218,809    4,885,906
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,904,026   $4,990,948   $5,218,809
                                               =========================================
PER UNIT:
  Income distributions during year............      $52.12       $52.81       $52.47
                                               =========================================
  Principal distributions during year.........       $3.38
                                               =========================================
  Net asset value at end of year..............     $940.50    $1,027.37    $1,034.25
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       4,151        4,858        5,046
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (MISSOURI TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 4,151 units at Date of Deposit..............    $4,039,504
      Less sales charge...................................       180,070
                                                           ______________
      Net amount applicable to Holders....................     3,859,434
      Redemptions of units - net cost of 895 units
        redeemed less redemption amounts..................       (49,613)
      Realized gain on securities sold or redeemed........        62,428
      Principal distributions.............................       (15,159)
      Net unrealized appreciation of investments..........        31,913
                                                           ______________

      Net capital applicable to Holders...................    $3,889,003
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $31,913, of which $57,728 related to appreciated securities and $25,815 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,811,290 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (MISSOURI TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209
DEFINED ASSET FUNDS

PORTFOLIO OF THE MISSOURI TRUST
AS OF MAY 31, 2000

                                       Rating                                       Optional
    Portfolio No. and Title of           of            Face                         Redemption
            Securities                 Issues(1)       Amount  Coupon Maturities(3) Provisions(3)              Cost      Value(2)
            __________                 _________       ______  ______ _____________ _____________              ____      ________
 1 Hlth. & Educl. Fac. Auth. of the        AAA       $  750,000   5.200%   2026         10/01/06         $  671,400    $  661,305
   State of Missouri, Educl. Fac. Rev.                                                  @ 102.000
   Bonds (St. Louis Univ.), Ser. 1996
   (AMBAC Ins.)(5)

 2 Regional Conv. & Sports Complex         Aa3(m)       750,000   5.500    2021         08/15/03            687,930       695,108
   Auth., MO, Conv. & Sports Fac.                                                       @ 102.000
   Proj. & Rfdg. Bonds, Ser. 1993 A

 3 City of Carthage, MO, Wtr. Wks. &       NR           390,000   6.500    2016(6)      07/01/04            397,987       411,138
   Sewerage Rev. Bonds, Ser. 1996 B                                                     @ 101.000

 4 Kansas City Mun. Asst. Corp., MO,       AAA          260,000   5.125    2015         04/15/06            237,255       241,940
   Leasehold Rfdg. Rev. Bonds (H. Roe                                                   @ 101.000
   Bartle Conv. Ctr. Proj.), Ser. 1996                  500,000   5.000    2020         04/15/06            442,775       437,640
   A (MBIA Ins.)(5)                                                                     @ 101.000

 5 City of Sikeston, MO, Elec. Sys.        AAA          635,000   5.000    2022         06/01/06            559,536       548,951
   Rev. Rfdg. Bonds, Ser. 1996                                                          @ 101.000
   (MBIA Ins.)(5)

 6 University Dev. Foundation, Pwr.        AAA          365,000   5.750    2018(6)      05/01/03            349,652       377,406
   Plant Equip., Leasehold Rev. Rfdg.                                                   @ 102.000
   Bonds, Ser. 1993

 7 Puerto Rico Pub. Bldg. Auth., Pub.      A            500,000   5.500    2021         07/01/03            464,755       469,715
   Educ. and Hlth. Fac. Rfdg. Bonds,                                                    @ 101.500
   Ser. M

                                                   ______________                                      ______________ ______________
TOTAL                                                $4,150,000                                          $3,811,290    $3,843,203
                                                   ==============                                      ============== ==============


                     See Notes to Portfolios on Page D - 27.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,966,288)(Note 1)......................                  $3,019,143
  Accrued interest receivable......................                      67,639
  Deferred organization costs......................                         808
                                                                   _____________

              Total trust property.................                   3,087,590

LESS LIABILITIES:
  Advance from Trustee.............................   $   17,480
  Accrued expenses.................................        3,051         20,531
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,103 units of fractional undivided
    interest outstanding (Note 3)..................    3,055,359
  Undistributed net investment income..............       11,700
                                                    _____________
                                                                     $3,067,059
                                                                   =============
UNIT VALUE ($3,067,059/3,103 units)................                     $988.42
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $188,390     $206,692     $217,580
  Trustee's fees and expenses...............      (5,038)      (5,395)      (4,192)
  Sponsors' fees............................      (1,094)      (1,637)      (1,906)
  Organizational expenses...................        (808)        (808)        (808)
                                             _________________________________________
  Net investment income.....................     181,450      198,852      210,674
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      28,319       18,951        9,925
  Unrealized appreciation (depreciation)
    of investments..........................    (284,398)     (18,631)     238,113
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (256,079)         320      248,038
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(74,629)    $199,172     $458,712
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  181,450   $  198,852   $  210,674
  Realized gain on securities sold
    or redeemed...............................      28,319       18,951        9,925
  Unrealized appreciation (depreciation)
    of investments............................    (284,398)     (18,631)     238,113
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (74,629)     199,172      458,712
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (181,175)    (199,744)    (208,502)
  Principal...................................      (6,564)      (7,691)     (14,840)
                                               _________________________________________
  Total distributions.........................    (187,739)    (207,435)    (223,342)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  447, 207 and 229 units, respectively........    (447,708)    (222,469)    (236,762)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (710,076)    (230,732)      (1,392)

NET ASSETS AT BEGINNING OF YEAR...............   3,777,135    4,007,867    4,009,259
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,067,059   $3,777,135   $4,007,867
                                               =========================================
PER UNIT:
  Income distributions during year............      $54.58       $55.03       $54.83
                                               =========================================
  Principal distributions during year.........       $1.96        $2.12        $3.95
                                               =========================================
  Net asset value at end of year..............     $988.42    $1,063.98    $1,066.77
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,103        3,550        3,757
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,103 units at Date of Deposit..............    $3,160,933
      Less sales charge...................................       140,846
                                                           ______________
      Net amount applicable to Holders....................     3,020,087
      Redemptions of units - net cost of 937 units
        redeemed less redemption amounts..................       (45,883)
      Realized gain on securities sold or redeemed........        57,395
      Principal distributions.............................       (29,095)
      Net unrealized appreciation of investments..........        52,855
                                                           ______________

      Net capital applicable to Holders...................    $3,055,359
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $52,855 of which $66,516 related to appreciated securities and $13,661 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,966,288 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF MAY 31, 2000

                                            Rating                                      Optional
    Portfolio No. and Title of                of             Face                        Redemption
            Securities(4)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                     _________       ______  ______ _____________ _____________          ____      ________
 1 New York State, Med. Care. Fac.         AAA       $  325,000   6.000%   2025   (6)   02/15/05         $  322,768    $  342,059
   Fin. Mental Hlth. Svc. Fac. Imp.                                                     @ 102.000
   Rev. Bonds, Ser 1995 A (MBIA Ins.)                   150,000   6.000    2025         02/15/05            148,969       147,331
                                                                                        @ 102.000

 2 New York State Energy Research and      AAA          600,000   5.250    2020         10/01/03            542,928       537,960
   Dev. Auth., Facs. Rfdg. Rev. Bonds                                                   @ 102.000
   Ser. 1993 B (Consol. Edison Co. of
   New  York, Inc. Pro) (AMBAC Ins.)

 3 Dormitory Auth. of the State of New     AAA          500,000   5.750    2025         07/01/06            482,235       475,180
   York, Ins. Rev. Bonds (The John T.                                                   @ 102.000
   Mather Mem. Hosp.), Ser. 1996
   (Connie Lee Ins.)

 4 Dormitory  of the State of New          AAA          235,000   6.000    2019         07/01/05            235,934       236,196
   York, Special Act Sch. Dist. Prog.                                                   @ 102.000
   Ins. Rev. Bonds, Ser. 1995 (MBIA
   Ins.)

 5 New York City, NY, Mun. Wtr. Fin.       AAA          600,000   5.500    2019         06/15/04            562,836       572,094
   Auth., Wtr. and Swr. Sys. Rev.                                                       @ 101.000
   Bonds, Ser. 1994 B (MBIA Ins.)

 6 Buffalo Mun. Wtr. Fin. Auth., NY,       AAA          355,000   6.100    2026(6)      07/01/06            358,000       378,576
   Wtr. Sys. Rev. Bonds, Ser. 1996                                                      @ 102.00
   (Financial Guaranty Ins.)

 7 Metro politan Trans.uth., NY,           AAA          310,000   6.100    2026(6)    07/01/06              312,618       329,747
   Commuter Facs. Rev. Bonds, Ser.                                                       @ 102.000
   1996 A (Financial Guaranty Ins.)
                                                   ______________                                      ______________ ______________
TOTAL                                                $3,075,000                                          $2,966,288    $3,019,143
                                                   ==============                                      ============== ==============

                     See Notes to Portfolios on Page D - 27.

MUNI INVESTMENT TRUST FUND,
MULTISTATE SERIES - 209 (CALIFORNIA, COLORADO, MISSOURI AND NEW YORK TRUSTS) DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF MAY 31, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   (5) Insured by the indicated municipal bond insurance company.

   (6) Bonds with aggregate face amounts of $125,000, $755,000 and $990,000 for the California, Missouri and New York Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--209
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-03137) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15330--8/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--209
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT,
MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--   , DEFINED ASSET FUNDS,
CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 16TH DAY OF AUGUST, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)